Taxes (Details 7) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 513	$ 639
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	40	4
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 473	$ 635